Segment Information Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue, Net	$ 328,726	$ 330,839	$ 334,479	$ 341,091	$ 346,942	$ 354,177	$ 359,957	$ 239,467	$ 1,335,135	$ 1,300,543	$ 621,204
Business Services Segment [Member]
Segment Reporting Information [Line Items]
Revenue, Net									1,017,425	924,698	159,756
Consumer Services Segment [Member]
Segment Reporting Information [Line Items]
Revenue, Net									317,710	375,845	461,448
Retail Services [Member]
Segment Reporting Information [Line Items]
Revenue, Net									845,664	760,158	88,739
Whole Sale Services [Member]
Segment Reporting Information [Line Items]
Revenue, Net									151,910	136,224	36,792
Other Services [Member]
Segment Reporting Information [Line Items]
Revenue, Net									19,851	28,316	34,225
Access and Service [Member]
Segment Reporting Information [Line Items]
Revenue, Net									269,533	323,998	403,174
Value Added Services [Member]
Segment Reporting Information [Line Items]
Revenue, Net									$ 48,177	$ 51,847	$ 58,274